Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax

Note 8 — Income Tax

The Company's net deferred tax liability at December 31, 2019 is as follows:

Deferred tax liability
Unrealized gain on marketable securities held in the Trust Account	$(35,655)
Total deferred tax liability	(35,655)

The income tax provision for the year ended December 31, 2019 consists of the following:

Federal
Current	$690,380
Deferred	35,655

State
Current	$—
Deferred	—
Income tax provision	$726,035

As of December 31, 2019, the Company did not have any U.S. federal and state net operating loss carryovers ("NOLs") available to offset future taxable income.

A reconciliation of the federal income tax rate to the Company's effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Income tax provision	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company's tax returns since inception remain open and subject to examination.